Condensed Interim Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Sales	$ 330,393	$ 247,954	$ 654,512	$ 502,744
Cost of sales
Cost of sales, excluding depletion	78,445	65,211	157,228	132,119
Depletion	70,308	58,661	140,482	123,503
Total cost of sales	148,753	123,872	297,710	255,622
Gross margin	181,640	124,082	356,802	247,122
General and administrative expenses	18,465	21,799	30,435	34,981
Earnings from operations	163,175	102,283	326,367	212,141
Other (income) expense	(3,420)	(3,366)	(3,301)	(3,963)
Earnings before finance costs and income taxes	166,595	105,649	329,668	216,104
Finance costs	1,357	4,636	2,930	11,753
Earnings before income taxes	165,238	101,013	326,738	204,351
Income tax recovery (expense)	886	4,799	1,388	(3,643)
Net earnings	$ 166,124	$ 105,812	$ 328,126	$ 200,708
Basic earnings per share	$ 0.369	$ 0.236	$ 0.729	$ 0.448
Diluted earnings per share	$ 0.368	$ 0.235	$ 0.728	$ 0.447
Weighted average number of shares outstanding
Basic	450,088	448,636	449,800	448,217
Diluted	451,203	450,042	450,869	449,513